Inventories (Tables)	3 Months Ended
Mar. 31, 2016
Inventories (Tables) [Abstract]
Inventory Disclosure Tables [Text Block]
	March 31,	December 31,
	2016	2015
Finished goods	$736.159	$670.291
Health care supplies	362.868	395.342
Raw materials and purchased components	213.575	206.525
Work in process	72.449	68.593
Inventories	$1.385.051	$1.340.751